LEASES (Details Narrative) - USD ($)		1 Months Ended
	Jan. 14, 2022	Dec. 17, 2020
LEASES
Operating Lease Rent Expense	$ 232,464	$ 54,743
Operating Lease Commencement Date	Apr. 29, 2022	Feb. 01, 2021
Rent Description	Rent is $7,265 per month from commencement to November 30, 2022, $7,466 from November 30, 2022 to November 30, 2023, and $7,668 from November 30, 2023 to the lease end date	Rent is $3,291 per month from January 15, 2021 to January 31, 2022 and $1,154 from February 1, 2022 to January 31, 2023